Note 5 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, Rate in Thousands																	3 Months Ended	9 Months Ended			12 Months Ended
		Jun. 20, 2016	Mar. 21, 2016	Sep. 30, 2015		Aug. 04, 2015	Jun. 24, 2015		Apr. 20, 2015		Jun. 23, 2014		Mar. 26, 2014	Feb. 20, 2014		Aug. 07, 2007	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015		Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2015	Dec. 31, 2013
Preferred Stock, Shares Outstanding																	0	0			0	0
Common Stock, Shares, Issued																	89,915,980	89,915,980			85,648,015	82,909,300
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 584,800					$ 352,566				$ 584,800
Stock Issued During Period, Shares, Exercise of Warrants																	1,150,000				0
Stock Issued During Period, Value, Exercise of Warrants																	$ 355,000	$ 355,000
Employee Stock Option [Member]
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Forfeiture Rate																		0.00%
The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense																		$ 76,950	$ 68,400		$ 143,060	$ 166,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			300,000		1,040,000	340,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																					$ 0.45	$ 0.28
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period Fair Value																					$ 424,200	$ 214,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				120,000							100,000								120,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price																					$ 0.44	$ 0.44		$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																		262,500
The 2007 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																10 years
Outside of the 2007 Plan [Member]
Allocated Share-based Compensation Expense														$ 14,000	[1]						$ 952,509	$ 633,332
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											40,000			40,000	[1]			906,973	1,893,434		2,075,934
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price														$ 0.35	[1]			$ 0.48	$ 0.35
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period Fair Value	[1]													$ 14,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price				$ 0.44													$ 0.41	$ 0.41	$ 0.44		$ 0.40	$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	[1]													$ 0.35
Other Liabilities, Current				$ 398,150															$ 398,150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																		$ 39,100	$ 77,028
Outside of the 2007 Plan [Member] | Board of Directors and Vendors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																		906,973	1,893,434
Other Liabilities, Current																	$ 266,504	$ 266,504
Outside of the 2007 Plan [Member] | Maximum [Member] | Board of Directors and Vendors [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																		$ 0.76	$ 0.36
Outside of the 2007 Plan [Member] | Minimum [Member] | Board of Directors and Vendors [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																		$ 0.33	$ 0.33
The 2015 Unit A Offering to Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities																	1,341,301		0
Stock Issued During Period, Value, Conversion of Convertible Securities																	$ 352,566
Non-employee Members of the Board of Directors [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense	[2]						$ 15,200				$ 25,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		40,000					40,000	[2]			40,000	[2]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.45					$ 0.38
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period Fair Value	[2]						$ 15,200				$ 25,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	[2]						$ 0.38				$ 0.63
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	[2]						$ 0.38				$ 0.63
Board of Directors and Vendors [Member] | The 2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			307,777
Sharebased Compensation Arrangement By Sharebased Payment Award Options Expiration Period Extension			5 years
Chief Financial Officer [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense				$ 68,400	[3]						$ 141,000	[4]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				300,000	[3]						300,000	[4]
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period Fair Value				$ 171,000	[3]						$ 189,000	[4]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				15,000															15,000				25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price				$ 0.57	[3]						$ 0.63	[4]							$ 0.57	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.57	[3]						$ 0.63	[4]
Chief Financial Officer [Member] | Outside of the 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				300,000
Consultants, Vendors, and Employees [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense							$ 620,403
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,772,581	1,772,581
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0.30	$ 0.30
Sharebased Compensation Arrangement By Sharebased Payment Award Options Expiration Period Extension						5 years	5 years
Chief Technical Officer [Member] | The 2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							200,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.575
A Consultant [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense									$ 59,460	[5]								$ 79,280	$ 49,550
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[5]								700,000
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period Fair Value	[5]								$ 238,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options Expiration Period Extension									10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	[5]								$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	[5]								$ 0.34
A Consultant [Member] | Outside of the 2007 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									2 years
Selling, General and Administrative Expenses [Member] | Part of 2007 Equity Incentive Plan and Options Issued Outside of 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense																		645,808	1,638,706		$ 1,831,313	$ 871,788
Selling, General and Administrative Expenses [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense			$ 119,971			$ 620,403
Selling, General and Administrative Expenses [Member] | Outside of the 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value														$ 14,000
Selling, General and Administrative Expenses [Member] | Outside of the 2007 Plan [Member] | Board of Directors and Vendors [Member]
Stock Granted, Value, Share-based Compensation, Gross																		$ 329,607	$ 808,615
Selling, General and Administrative Expenses [Member] | Non-employee Members of the Board of Directors [Member] | The 2007 Equity Incentive Plan [Member]
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period Fair Value		$ 18,000					$ 15,200
Selling, General and Administrative Expenses [Member] | Chief Technical Officer [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense							$ 68,000
Selling, General and Administrative Expenses [Member] | Accrued and Unpaid Salary and Unreimbursed Expenses [Member] | Officers and Consultants [Member]
Common Stock, Shares, Issued				1,252,339													1,776,664	1,776,664	1,252,339
Stock Issued During Period, Value, Issued for Services																		$ 702,743	$ 530,737

[1]	On February 20, 2014, we issued options to purchase 40,000 shares of our common stock at an exercise price of $0.35 per share, set to expire February 20, 2024, and to vest over the term of the agreement. The fair value of the Options totaled $14,000 of additional selling, general and administrative expenses.
[2]	We recorded the issuance of options to purchase an aggregate 40,000 shares of our common stock to the non - employee members of our Board of Directors, pursuant to the terms of the 2007 Equity Plan which calls for an annual automatic issuance.
[3]	On September 30, 2015, our Charles K. Dargan, II agreed to extend his engagement agreement dated February 1, 2008 (the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been serving as our Chief Financial Officer. The Engagement Extension Agreement dated as of September 30, 2015 (the “Engagement Extension Agreement”) provides for an additional term to expire September 30, 2016 (the “Extended Term”), and is retroactively effective to February 1, 2015. During the Extended Term, Mr. Dargan shall be compensated through the issuance of an option to purchase 300,000 shares of the Company’s common stock that vest over the term of the engagement with 120,000 shares vested as of September 30, 2015, and the remaining shares to vest 15,000 monthly, provided that the Engagement Extension Agreement with Mr. Dargan has not been terminated prior to each vesting date.
[4]	BioLargo, Inc. (the “Company”) and its Chief Financial Officer Charles K. Dargan, II formally agreed to extend the engagement agreement dated February 1, 2008 (the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been serving as the Company’s Chief Financial Officer. The Engagement Extension Agreement dated as of June 23, 2014 (the “Engagement Extension Agreement”) provides for an additional term to expire January 31, 2015 (the “Extended Term”), and is retroactively effective to February 1, 2014. During the Extended Term, Mr. Dargan shall be compensated through the issuance of an option to purchase shares of the Company’s common stock which vest over the term of the engagement with 100,000 shares vested as of June 23, 2014, and the remaining shares vest 25,000 monthly through January 31, 2015.
[5]	We issued an option to purchase shares of our common stock to a consultant. The option vests ratably over twenty - four months.